UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number   811-04471

Value Line Core Bond Fund

(Exact name of registrant as specified in charter)

7 Times Square,21st Floor, New York, N.Y. 10036-6524

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2013

Date of reporting period: July 31, 2013

Item I. Reports to Stockholders.

A copy of the Semi -Annual Report to Stockholders for the period ended 7/31/13 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management	S E M I – A N N U A L R E P O R T
	7 Times Square 21st Floor	J u l y 3 1 , 2 0 1 3
New York, NY 10036-6524

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.	Value Line Core Bond Fund
515 West Lyon Farm Drive
Greenwich, CT 06831

DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00101698

Value Line Core Bond Fund

To Our Value Line Core

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the year ended July 31, 2013. We encourage you to carefully review this report which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

For the six months ended July 31, 2013, the total return for the Value Line Core Bond Fund (the “Fund”) was -2.68%. The Fund did trail the Barclay’s Capital U.S. Aggregate Bond Index(1) return of -1.62%. Our conservative bias relative to duration and credit was a performance positive but we did not anticipate how much ten-year interest rates would rise after the Federal Reserve increased the possibility of a tapering of the QE3 bond buying program. The Fund benefited from having no exposure to emerging market bonds at a time when this sector significantly underperformed other fixed income markets.

The Value Line Aggressive Income Trust transitioned to the Value Line Core Bond Fund in December 2012. While the investment objective is to provide shareholders with current income, the strategy has changed to that of an investment grade intermediate term bond fund. The Fund’s assets have significantly increased with the merger of the U.S. Government Securities Fund into your Fund in March 2013. The Fund expects to realize the benefits of a larger, more efficiently managed fund, and the Adviser permanently reduced the management fee in February 2013.

Economic uncertainty in the U.S. as well as in global markets continues in 2013. The full effects of the sequestration cuts are still unclear, and the Federal Reserve’s commitment to quantitative easing is becoming less certain. Our focus remains upon preserving capital while allowing for an attractive total return for our shareholders.

As always, your confidence in the Value Line Funds is appreciated, and we look forward to serving your future investment needs.

This report and other information are available on our website, www.vlfunds.com.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Liane Rosenberg
Liane Rosenberg, Portfolio Manager September 9, 2013

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our fund’s prospectus can be obtained free of charge by going to our website at www.vlfunds.com or calling 800.243.2729.

(1)
The Barclay’s Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixedrate and hybrid ARM pass-through’s), ABS, and CMBS. This is an unmanaged index and does not reflect charges, expenses or taxes, which are deducted from the Fund’s return. It is not possible to directly invest in this index.

2

Value Line Core Bond Fund

Bond Fund Shareholders

Economic Highlights (unaudited)

The S&P 500 continued its upward climb in 2013 returning over 19% through July 31st. The equity market found support from a significantly stronger real estate market and a modest drop in the national unemployment rate from 2012 levels.

The U.S. economy grew modestly in the second quarter. Real GDP rose 1.7%, constrained by tax hikes and defense spending cuts. Consumer spending, the largest component of GDP, was quite modest despite a rebound in personal income of 4.1%. The personal savings rate rose to 4.5%, suggesting that the consumer may have some financial cushion to increase spending going forward. Some strength in business investment indicates that the economy may pick up steam later in 2013. However, sequestration is expected to continue to remain a bit of a headwind for the economy in the third quarter.

The U.S. continues to see moderate but unspectacular job growth, with the job market posting the slowest growth in July since March of this year. While the unemployment rate fell slightly to 7.4%, the drop was partly due to the large number of people leaving the work force. The makeup of job growth was also disappointing, with hiring in July concentrated in sectors representative of low-wage jobs.

The Fed has had ongoing discussions about the possibility of reducing its monthly bond-buying program known as QE3. It is clear that the decision to commence tapering of this program remains data dependent. Many economists, including those at the Federal Reserve, expect economic growth to accelerate later this year. Any reduction in the bond buying program will likely be impacted by the level of economic growth as well by the outlook for inflation. Inflationary pressures have remained modest this year despite a growing economy. The Consumer Price Index rose only 0.2% in July on a seasonally adjusted basis. Over the last 12 months the all items index increased by 2.0%, still not at the 2.5% level designated by Chairman Bernanke as a possible trigger point for tapering QE3.

Value Line Core Bond Fund

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 through July 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/13	Ending account value 7/31/13	Expenses paid during period 2/1/13 thru 7/31/13*
Actual	$1,000.00	$973.24	$4.95
Hypothetical (5% return before expenses).	$1,000.00	$1,019.78	$5.06

* Expenses are equal to the Fund’s annualized expense ratio of 1.01% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Core Bond Fund

Portfolio Highlights at July 31, 2013 (unaudited)

Ten Largest Holdings

Issue	Principal Amount	Value	Percentage of Net Assets
U.S. Treasury Notes, 0.88%, 12/31/16	$3,800,000	$3,809,500	4.1%
U.S. Treasury Notes, 1.25%, 4/30/19	2,300,000	2,250,587	2.4%
Federal Home Loan Bank, 5.00%, 12/21/15	2,000,000	2,212,302	2.4%
U.S. Treasury Notes, 0.75%, 12/31/17	2,000,000	1,961,094	2.1%
Federal Home Loan Mortgage Corporation Gold PC Pool #C09004, 3.50%, 7/1/42	1,946,526	1,959,397	2.1%
U.S. Treasury Notes, 1.38%, 2/28/19	1,700,000	1,680,875	1.8%
U.S. Treasury Notes, 1.38%, 11/30/15	1,500,000	1,533,633	1.7%
U.S. Treasury Notes, 1.00%, 8/31/16	1,500,000	1,515,586	1.6%
Federal National Mortgage Association Pool #MA1107, 3.50%, 7/1/32	1,463,196	1,499,432	1.6%
Federal National Mortgage Association, 7.25%, 5/15/30	1,000,000	1,422,789	1.5%

Asset Allocation – Percentage of Net Assets

Value Line Core Bond Fund

Portfolio Highlights at July 31, 2013 (unaudited)

Sector Weightings – Percentage of Total Investment Securities

Coupon Distribution

Percentage of Fund’s Investments
Less than 4%	69.1%
4-4.99%	12.7%
5-5.99%	9.5%
6-6.99%	2.7%
7-7.99%	5.1%
8-8.99%	0.9%

Value Line Core Bond Fund

Schedule of Investments (unaudited)	July 31, 2013

Principal Amount		Value

CORPORATE BONDS & NOTES (25.1%)

	BASIC MATERIALS (0.2%)
$250,000	International Flavors & Fragrances, Inc., Senior Unsecured Notes, 3.20%, 5/1/23	$235,078

	COMMUNICATIONS (1.9%)
250,000	America Movil S.A.B. de C.V., Guaranteed Notes, 5.00%, 3/30/20	270,327
500,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33	481,714
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	480,640
500,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, 11/15/20	525,000
		1,757,681

	CONSUMER, CYCLICAL (3.2%)
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	308,262
500,000	Home Depot, Inc. (The), Senior Unsecured Notes, 3.95%, 9/15/20	542,767
115,000	Lennar Corp., Series B, Guaranteed Notes, 6.50%, 4/15/16	123,913
200,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 8.13%, 8/15/35	218,862
250,000	Marriott International, Inc., Senior Unsecured Notes, 3.25%, 9/15/22	233,731
300,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.50%, 10/15/27	327,750
500,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 3.13%, 2/15/23	458,762

Principal
Amount		Value
$250,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.38%, 4/15/23	$237,500
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	237,620
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	225,000
		2,914,167

	CONSUMER, NON-CYCLICAL (2.4%)
400,000	Amgen, Inc., Senior Unsecured Notes, 2.50%, 11/15/16	416,456
250,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	235,625
250,000	Hawk Acquisition Sub, Inc., Secured Notes, 4.25%, 10/15/20 (1)	240,000
500,000	Kimberly-Clark Corp., Senior Unsecured Notes, 2.40%, 6/1/23	463,961
250,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	250,565
250,000	St Jude Medical, Inc., Senior Unsecured Notes, 4.75%, 4/15/43	236,856
400,000	Teva Pharmaceutical Finance IV LLC, Guaranteed Notes, 2.25%, 3/18/20	381,556
		2,225,019

	ENERGY (2.1%)
400,000	CGG, Guaranteed Notes, 7.75%, 5/15/17	410,000
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	484,487
500,000	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 2.65%, 2/1/19	502,771
250,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	257,400

See Notes to Financial Statements.
7

Value Line Core Bond Fund

July 31, 2013

Principal
Amount		Value
$250,000	Williams Partners L.P., Senior Unsecured Notes, 4.13%, 11/15/20	$252,049
		1,906,707

	FINANCIAL (10.1%)
250,000	ACE INA Holdings, Inc., Guaranteed Notes, 2.70%, 3/13/23	234,907
500,000	American International Group, Inc. MTN, Senior Unsecured Notes, 5.85%, 1/16/18	569,146
250,000	Bank of America Corp. MTN, Senior Unsecured Notes, 3.30%, 1/11/23	235,354
350,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	398,380
250,000	BRE Properties, Inc., REIT, Senior Unsecured Notes, 3.38%, 1/15/23	234,177
350,000	Capital One NA/Mclean VA, Senior Notes, 1.50%, 3/22/18	338,346
500,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	495,625
500,000	Citigroup, Inc., Senior Unsecured Notes, 1.70%, 7/25/16	500,062
250,000	Credit Agricole SA, Senior Unsecured Notes, 2.13%, 4/17/18 (1)	244,725
250,000	Discover Bank/Greenwood DE, Senior Unsecured Notes, 2.00%, 2/21/18	243,386
250,000	Fifth Third Bank, Senior Unsecured Notes, 1.45%,2/28/18	242,843
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.03%, 8/11/15 (2)	250,750
250,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 2.75%, 5/15/16 (1)	249,063
500,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.63%, 1/22/23	478,740

Principal
Amount		Value
$500,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	$510,506
250,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., Guaranteed Notes, 8.00%, 1/15/18	264,063
250,000	International Lease Finance Corp., Senior Unsecured Notes, 8.25%, 12/15/20	289,375
500,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	537,336
500,000	PNC Funding Corp., Guaranteed Notes, 5.13%, 2/8/20	558,844
1,000,000	Private Export Funding Corp., Series GG, 2.45%, 7/15/24	906,567
250,000	State Street Corp., Subordinated Notes, 3.10%, 5/15/23	233,991
500,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.80%, 5/17/16	498,688
500,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	478,654
250,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	301,809
		9,295,337
	INDUSTRIAL (3.9%)
500,000	Agilent Technologies, Inc., Senior Unsecured Notes, 5.50%, 9/14/15	544,086
350,000	Alliant Techsystems, Inc., Guaranteed Notes, 6.88%, 9/15/20	375,813
500,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	551,875
350,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	339,810
500,000	Canadian National Railway Co., Senior Unsecured Notes, 5.55%, 3/1/19	585,342

See Notes to Financial Statements.
8

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal
Amount		Value
$200,000	Crown Americas LLC / Crown Americas Capital Corp. III, Guaranteed Notes, 6.25%, 2/1/21	$212,500
250,000	General Electric Co., Senior Unsecured Notes, 4.13%, 10/9/42	233,116
200,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	226,500
500,000	Ryder System, Inc. MTN, Senior Unsecured Notes, 3.50%, 6/1/17	518,268
		3,587,310

	TECHNOLOGY (0.6%)
500,000	Apple, Inc., Senior Unsecured Notes, 2.40%, 5/3/23	458,679
81,000	Broadridge Financial Solutions, Inc., Senior Unsecured Notes, 6.13%, 6/1/17	88,841
		547,520

	UTILITIES (0.7%)
250,000	Alabama Power Co., Senior Unsecured Notes, 3.85%, 12/1/42	222,371
380,000	Florida Power & Light Co., 4.95%, 6/1/35	409,947
		632,318
	TOTAL CORPORATE BONDS & NOTES (Cost $23,626,190) (25.1%)	23,101,137

COMMERCIAL MORTGAGE-BACKED SECURITIES (5.7%)
500,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	476,199
350,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A3, 2.85%, 10/15/45	326,874
500,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A4, 2.94%, 1/10/46	468,931

Principal
Amount		Value
$500,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.41%, 8/25/18	$508,249
454,000	Federal National Mortgage Association, Series 2012-M3, Class 2A2, 2.43%, 1/25/19	460,426
300,000	Government National Mortgage Association, Series 2010-155 Class B, 2.53%, 6/16/39	307,962
347,391	Government National Mortgage Association, Series 2013-12 Class AB, 1.83%, 11/16/52	338,372
600,000	Government National Mortgage Association, Series 2013-12, Class B, 2.45%, 11/16/52 (2)	572,834
444,815	Government National Mortgage Association, Series 2012-125 Class AB, 2.11%, 2/16/53 (2)	431,012
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	241,542
400,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	375,339
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.69%, 12/15/48	246,276
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	231,668
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	237,339
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,573,985) (5.7%)	5,223,023

See Notes to Financial Statements.
9

Value Line Core Bond Fund

July 31, 2013

Principal
Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
$250,000	Asian Development Bank MTN, Senior Unsecured Notes, 1.38%, 3/23/20	$238,780
250,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	249,527
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $499,564) (0.5%)	488,307

LONG-TERM MUNICIPAL SECURITIES (0.8%)

	CALIFORNIA (0.3%)
350,000	San Francisco California Bay Area Rapid Transit District, Series B, 4.09%, 7/1/32	326,211

	TEXAS (0.5%)
500,000	Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue Baylor Health Care System Project, Series C, 4.45%, 11/15/43	437,345

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $856,282) (0.8%)	763,556

U.S. TREASURY OBLIGATIONS (33.1%)

	U.S. TREASURY NOTES & BONDS (33.1%)
800,000	U.S. Treasury Bonds, 7.88%, 2/15/21	1,125,500
500,000	U.S. Treasury Bonds, 4.38%, 5/15/40	572,265
450,000	U.S. Treasury Bonds, 3.75%, 8/15/41	463,078
100,000	U.S. Treasury Notes, 0.25%, 8/15/15	99,836
500,000	U.S. Treasury Notes, 0.25%, 10/15/15	498,633

Principal
Amount		Value
$1,500,000	U.S. Treasury Notes, 1.38%, 11/30/15	$1,533,633
1,000,000	U.S. Treasury Notes, 0.38%, 1/15/16	998,359
100,000	U.S. Treasury Notes, 1.50%, 6/30/16	102,617
1,300,000	U.S. Treasury Notes, 1.50%, 7/31/16	1,333,719
1,500,000	U.S. Treasury Notes, 1.00%, 8/31/16	1,515,586
3,800,000	U.S. Treasury Notes, 0.88%, 12/31/16	3,809,500
1,100,000	U.S. Treasury Notes, 1.00%, 3/31/17	1,103,782
150,000	U.S. Treasury Notes, 1.88%, 9/30/17	154,676
400,000	U.S. Treasury Notes, 0.63%, 11/30/17	390,781
2,000,000	U.S. Treasury Notes, 0.75%, 12/31/17	1,961,094
1,000,000	U.S. Treasury Notes, 2.38%, 5/31/18	1,048,828
1,400,000	U.S. Treasury Notes, 1.50%, 8/31/18	1,405,578
1,250,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,245,312
1,000,000	U.S. Treasury Notes, 1.38%, 11/30/18	993,438
900,000	U.S. Treasury Notes, 1.38%, 12/31/18	892,406
1,700,000	U.S. Treasury Notes, 1.38%, 2/28/19	1,680,875
2,300,000	U.S. Treasury Notes, 1.25%, 4/30/19	2,250,587
1,100,000	U.S. Treasury Notes, 3.13%, 5/15/19	1,191,352
1,000,000	U.S. Treasury Notes, 1.38%, 1/31/20	969,141
300,000	U.S. Treasury Notes, 3.50%, 5/15/20	330,563
950,000	U.S. Treasury Notes, 2.63%, 8/15/20	989,484
500,000	U.S. Treasury Notes, 2.13%, 8/15/21	494,961
600,000	U.S. Treasury Notes, 2.00%, 2/15/22	582,703

See Notes to Financial Statements.
10

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal
Amount		Value
$586,795	U.S. Treasury Notes, 2.00%, 1/15/26 (3)	$678,940
		30,417,227
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,097,204) (33.1%)	30,417,227

U.S. GOVERNMENT AGENCY OBLIGATIONS (34.2%)

	FEDERAL HOME LOAN BANK	(2.4%)
2,000,000	Federal Home Loan Bank, 5.00%, 12/21/15	2,212,302

	FEDERAL HOME LOAN MORTGAGE CORPORATION (13.5%)
1,000,000	Federal Home Loan Mortgage Corporation, 2.00%, 8/25/16	1,038,568
600,000	Federal Home Loan Mortgage Corporation, 1.25%, 5/12/17	603,103
276,053	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526, 5.00%, 1/1/35	296,321
85,811	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633, 5.00%, 1/1/35	92,112
75,191	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491, 5.00%, 1/1/37	80,520
817,370	Federal Home Loan Mortgage Corporation Gold PC Pool #A95803, 4.00%, 12/1/40	851,562
317,222	Federal Home Loan Mortgage Corporation Gold PC Pool #A96409, 3.50%, 1/1/41	319,320
206,485	Federal Home Loan Mortgage Corporation Gold PC Pool #A97264, 4.00%, 2/1/41	214,251
23,023	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822, 5.00%, 3/1/19	24,705
11,032	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398, 4.50%, 12/1/19	11,692

Principal
Amount		Value
$51,301	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034, 4.50%, 4/1/20	$54,435
486,431	Federal Home Loan Mortgage Corporation Gold PC Pool #C03516, 4.00%, 9/1/40	504,749
1,946,526	Federal Home Loan Mortgage Corporation Gold PC Pool #C09004, 3.50%, 7/1/42	1,959,397
25,374	Federal Home Loan Mortgage Corporation Gold PC Pool #C91413, 3.50%, 12/1/31	26,002
2,821	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226, 5.00%, 11/1/17	2,983
3,645	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829, 5.00%, 12/1/17	3,855
39,987	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499, 5.00%, 12/1/17	42,291
4,255	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960, 5.00%, 9/1/18	4,501
288,543	Federal Home Loan Mortgage Corporation Gold PC Pool #G06224, 3.50%, 1/1/41	290,450
55,530	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184, 5.00%, 1/1/37	59,465
831,989	Federal Home Loan Mortgage Corporation Gold PC Pool #G08488, 3.50%, 4/1/42	837,491
7,641	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986, 5.00%, 4/1/21	8,240
10,748	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319, 5.00%, 6/1/21	11,593
553,544	Federal Home Loan Mortgage Corporation Gold PC Pool #G14216, 3.50%, 7/1/21	583,321
64,651	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044, 4.50%, 3/1/20	68,601

See Notes to Financial Statements.
11

Value Line Core Bond Fund

July 31, 2013

Principal
Amount		Value
$8,268	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118, 5.00%, 10/1/20	$8,918
180,592	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139, 5.00%, 10/1/20	191,099
54,526	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233, 5.00%, 8/1/21	58,800
478,963	Federal Home Loan Mortgage Corporation Gold PC Pool #J11587, 4.00%, 1/1/25	517,585
43,255	Federal Home Loan Mortgage Corporation Gold PC Pool #Q01181, 4.50%, 6/1/41	45,676
145,161	Federal Home Loan Mortgage Corporation Gold PC Pool #Q06307, 3.50%, 2/1/42	146,121
228,442	Federal Home Loan Mortgage Corporation Gold PC Pool #Q08903, 3.50%, 6/1/42	229,953
495,187	Federal Home Loan Mortgage Corporation Gold PC Pool #Q11556, 3.00%, 10/1/42	479,145
875,511	Federal Home Loan Mortgage Corporation Gold PC Pool #Q11908, 3.50%, 10/1/42	881,300
491,719	Federal Home Loan Mortgage Corporation Gold PC Pool #Q14593, 3.00%, 1/1/43	475,790
172,571	Federal Home Loan Mortgage Corporation Pool #783022, 2.40%, 2/1/35 (2)	183,683
169,332	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME, 3.50%, 3/15/18	173,873
15,177	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA, 3.50%, 9/15/31	15,285
924,849	Federal Home Loan Mortgage Corporation REMIC Trust Series 3632 Class AP, 3.00%, 2/15/40	964,910
		12,361,666

Principal
Amount		Value
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (16.1%)
$500,000	Federal National Mortgage Association, 1.10%, 7/11/17	$493,661
1,000,000	Federal National Mortgage Association, 1.10%, 3/12/18	970,735
1,000,000	Federal National Mortgage Association, 7.25%, 5/15/30	1,422,789
22,207	Federal National Mortgage Association Pool #254383, 7.50%, 6/1/32	26,492
64,672	Federal National Mortgage Association Pool #254476, 5.50%, 9/1/32	70,873
58,727	Federal National Mortgage Association Pool #254684, 5.00%, 3/1/18	62,582
133,795	Federal National Mortgage Association Pool #255496, 5.00%, 11/1/34	144,308
10,676	Federal National Mortgage Association Pool #255580, 5.50%, 2/1/35	11,664
6,187	Federal National Mortgage Association Pool #258149, 5.50%, 9/1/34	6,779
36,731	Federal National Mortgage Association Pool #412682, 6.00%, 3/1/28	40,587
7,119	Federal National Mortgage Association Pool #511823, 5.50%, 5/1/16	7,529
197	Federal National Mortgage Association Pool #568625, 7.50%, 1/1/31	203
31,083	Federal National Mortgage Association Pool #571090, 7.50%, 1/1/31	31,809
1,708	Federal National Mortgage Association Pool #573935, 7.50%, 3/1/31	1,833
3,511	Federal National Mortgage Association Pool #615289, 5.50%, 12/1/16	3,716

See Notes to Financial Statements.
12

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal
Amount		Value
$28,630	Federal National Mortgage Association Pool #622373, 5.50%, 12/1/16	$30,304
41,299	Federal National Mortgage Association Pool #623503, 6.00%, 2/1/17	43,454
228,923	Federal National Mortgage Association Pool #626440, 7.50%, 2/1/32	262,452
1,413	Federal National Mortgage Association Pool #629297, 6.50%, 2/1/32	1,509
22,615	Federal National Mortgage Association Pool #631328, 5.50%, 2/1/17	23,948
2,467	Federal National Mortgage Association Pool #638247, 5.50%, 5/1/17	2,611
1,804	Federal National Mortgage Association Pool #643277, 5.50%, 4/1/17	1,909
18,257	Federal National Mortgage Association Pool #685183, 5.00%, 3/1/18	19,458
2,525	Federal National Mortgage Association Pool #688539, 5.50%, 3/1/33	2,764
28,993	Federal National Mortgage Association Pool #703936, 5.00%, 5/1/18	30,915
60,256	Federal National Mortgage Association Pool #726889, 5.50%, 7/1/33	65,946
132,845	Federal National Mortgage Association Pool #735224, 5.50%, 2/1/35	145,389
43,688	Federal National Mortgage Association Pool #763393, 5.50%, 2/1/34	47,813
6,741	Federal National Mortgage Association Pool #769682, 5.00%, 3/1/34	7,271
72,376	Federal National Mortgage Association Pool #769862, 5.50%, 2/1/34	79,070
1,420	Federal National Mortgage Association Pool #778141, 5.00%, 5/1/34	1,531

Principal
Amount		Value
$340,109	Federal National Mortgage Association Pool #780956, 4.50%, 5/1/19	$369,606
1,003	Federal National Mortgage Association Pool #789150, 5.00%, 10/1/34	1,081
18,404	Federal National Mortgage Association Pool #797154, 5.50%, 11/1/34	20,026
44,865	Federal National Mortgage Association Pool #801063, 5.50%, 11/1/34	49,015
33,094	Federal National Mortgage Association Pool #803675, 5.50%, 12/1/34	36,155
47,010	Federal National Mortgage Association Pool #804683, 5.50%, 12/1/34	51,359
218,477	Federal National Mortgage Association Pool #815813, 2.57%, 2/1/35 (2)	231,800
244,290	Federal National Mortgage Association Pool #919584, 6.00%, 6/1/37	267,041
35,223	Federal National Mortgage Association Pool #AA2531, 4.50%, 3/1/39	37,320
476,302	Federal National Mortgage Association Pool #AB2346, 4.50%, 2/1/41	505,422
909,899	Federal National Mortgage Association Pool #AB5231, 2.50%, 5/1/27	910,429
448,701	Federal National Mortgage Association Pool #AB5716, 3.00%, 7/1/27	462,009
41,262	Federal National Mortgage Association Pool #AD1035, 4.50%, 2/1/40	43,769
260,434	Federal National Mortgage Association Pool #AD7136, 5.00%, 7/1/40	281,809
209,083	Federal National Mortgage Association Pool #AD8536, 5.00%, 8/1/40	229,417
608,392	Federal National Mortgage Association Pool #AH5575, 4.00%, 2/1/41	632,428

See Notes to Financial Statements.
13

Value Line Core Bond Fund

July 31, 2013

Principal
Amount		Value
$637,494	Federal National Mortgage Association Pool #AH8932, 4.50%, 4/1/41	$676,140
62,506	Federal National Mortgage Association Pool #AI0620, 4.50%, 5/1/41	66,328
279,952	Federal National Mortgage Association Pool #AJ5888, 4.50%, 11/1/41	296,481
935,065	Federal National Mortgage Association Pool #AO7977, 3.00%, 6/1/27	962,832
436,273	Federal National Mortgage Association Pool #AQ0287, 3.00%, 10/1/42	423,430
495,539	Federal National Mortgage Association Pool #AR2174, 3.00%, 4/1/43	480,952
496,274	Federal National Mortgage Association Pool #AR6394, 3.00%, 2/1/43	481,665
573,923	Federal National Mortgage Association Pool #MA0641, 4.00%, 2/1/31	597,166
1,463,196	Federal National Mortgage Association Pool #MA1107, 3.50%, 7/1/32	1,499,432
34,633	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED, 4.25%, 9/25/22	34,931
46,766	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC, 5.00%, 3/25/23	49,231
270,972	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB, 5.00%, 4/25/34	294,483
530,722	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA, 4.50%, 10/25/39	572,536
195,047	Federal National Mortgage Association REMIC Trust Series 2013-18 Class AE, 2.00%, 3/25/28	189,240
		14,815,437

Principal
Amount		Value
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.2%)
$47,599	Government National Mortgage Association Pool #003645, 4.50%, 12/20/19	$51,011
2,193	Government National Mortgage Association Pool #429786, 6.00%, 12/15/33	2,476
42,868	Government National Mortgage Association Pool #548880, 6.00%, 12/15/31	47,803
29,032	Government National Mortgage Association Pool #551762, 6.00%, 4/15/32	32,341
3,220	Government National Mortgage Association Pool #557681, 6.00%, 8/15/31	3,590
16,451	Government National Mortgage Association Pool #582415, 6.00%, 11/15/32	18,326
72,866	Government National Mortgage Association Pool #583008, 5.50%, 6/15/34	79,879
66,030	Government National Mortgage Association Pool #605025, 6.00%, 2/15/34	73,585
18,703	Government National Mortgage Association Pool #605245, 5.50%, 6/15/34	20,503
48,601	Government National Mortgage Association Pool #610944, 5.50%, 4/15/34	53,110
64,302	Government National Mortgage Association Pool #622603, 6.00%, 11/15/33	71,492
6,194	Government National Mortgage Association Pool #626480, 6.00%, 2/15/34	6,925
716,466	Government National Mortgage Association Series 2010-151 Class KA, 3.00%, 9/16/39	733,952
522,529	Government National Mortgage Association Series 2011-136 Class GB, 2.50%, 5/20/40	526,955
294,425	Government National Mortgage Association Series 2011-17 Class EP, 3.50%, 12/16/39	308,316
		2,030,264

See Notes to Financial Statements.
14

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal
Amount	Value
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,186,423) (34.2%)	$31,419,669

TOTAL INVESTMENT SECURITIES (99.4%) Cost ($92,839,648)	$91,412,919

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%).	547,966
NET ASSETS (100%)	$91,960,885

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($91,960,885 ÷ 18,778,573 shares outstanding)	$4.90

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	Treasury Inflation Protected Security (TIPS).
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

See Notes to Financial Statements.
15

Value Line Core Bond Fund
Statement of Assets and Liabilities at July 31, 2013 (unaudited)

Assets:
Investment securities, at value (Cost – $92,839,648)	$91,412,919
Receivable for securities sold	1,008,725
Interest receivable	528,581
Prepaid expenses	12,837
Receivable for capital shares sold	2,376
Receivable for securities lending income	6
Total Assets	92,965,444
Liabilities:
Payable for securities purchased	503,060
Due to custodian	395,764
Payable for capital shares redeemed	31,277
Dividends payable to shareholders	13,219
Accrued expenses:
Advisory fee	31,727
Service and distribution plan fees	15,836
Other	13,676
Total Liabilities	1,004,559
Net Assets	$91,960,885
Net assets consist of:
Capital stock, at $0.01 par value (authorized unlimited, outstanding 18,778,573 shares)	$187,786
Additional paid-in capital	93,219,250
Distributions in excess of net investment income	(94,740)
Accumulated net realized gain on investments	75,318
Net unrealized depreciation of investments	(1,426,729)
Net Assets	$91,960,885
Net Asset Value, Offering and Redemption Price per Outstanding Share ($91,960,885 ÷ 18,778,573 shares outstanding)	$4.90

Statement of Operations for the Six Months Ended July 31, 2013 (unaudited)

Investment Income:
Interest	$860,205
Securities lending income	93
Total Income	860,298
Expenses:
Advisory fee	196,636
Service and distribution plan fees	98,318
Auditing and legal fees	48,789
Printing and postage	33,483
Transfer agent fees	26,750
Custodian fees	23,765
Registration and filing fees	13,965
Directors’ fees and expenses	6,100
Insurance	2,277
Other	6,419
Total Expenses Before Fees Waived	456,502
Less: Advisory Fees Waived	(39,327)
Less: Service and Distribution Plan Fees Waived	(19,664)
Net Expenses	397,511
Net Investment Income	462,787
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	75,318
Change in Net Unrealized Appreciation/(Depreciation)	(3,444,311)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(3,368,993)
Net Decrease in Net Assets from Operations	$(2,906,206)

See Notes to Financial Statements.
16

Value Line Core Bond Fund
Statement of Changes in Net Assets for the Six Months Ended July 31, 2013 (unaudited) and for the Year Ended January 31, 2013

	Six Months Ended
	July 31, 2013	Year Ended
	(unaudited)	January 31, 2013

Operations:
Net investment income	$462,787	$1,639,618
Net realized gain on investments	75,318	1,779,984
Change in net unrealized appreciation/(depreciation)	(3,444,311)	(866,255)
Net increase/(decrease) in net assets from operations	(2,906,206)	2,553,347

Distributions to Shareholders:
Net investment income	(547,872)	(1,614,009)
Net realized gain from investment transactions	—	(25,662)
Total Distributions	(547,872)	(1,639,671)

Capital Share Transactions:
Proceeds from sale of shares	1,353,907	2,261,091
Net assets of shares issued in connection with merger (Note 4)	73,396,078	—
Proceeds from reinvestment of dividends and distributions to shareholders	474,362	1,273,759
Cost of shares redeemed	(10,359,761)	(6,101,213)
Net increase/(decrease) in net assets from capital share transactions	64,864,586	(2,566,363)
Total Increase/(Decrease) in Net Assets	61,410,508	(1,652,687)

Net Assets:
Beginning of period	30,550,377	32,203,064
End of period	$91,960,885	$30,550,377
Distributions in excess of net investment income, at end of period	$(94,740)	$(9,655)

See Notes to Financial Statements.
17

Value Line Core Bond Fund
Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Core Bond Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of primarily investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. government securities), mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities. Sovereign debt, or securities issued or secured by non-U.S. governments, as well as securities issued by supranational agencies, may be held by the Fund, provided the investments are U.S. dollar-denominated. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The Directors have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Bonds and fixed income securities are valued at the evaluated bid on the date as of which the net asset value is being determined. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date.

The Board of Directors (the “Board”) has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Adviser. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee. In addition, the Fund may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short-term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

18

Value Line Core Bond Fund

July 31, 2013

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of July 31, 2013:

Value Line Core Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$0	$23,101,137	$0	$23,101,137
Commercial Mortgage-Backed Securities	0	5,223,023	0	5,223,023
Foreign Government	0	488,307	0	488,307
Long-Term Municipal Securities	0	763,556	0	763,556
U.S. Treasury Obligations	0	30,417,227	0	30,417,227
U.S. Government Agency Obligations	0	31,419,669	0	31,419,669
Total	$0	$91,412,919	$0	$91,412,919

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

19

Value Line Core Bond Fund

Notes to Financial Statements (unaudited)

For the six months ended July 31, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with selected commercial banks and broker-dealers, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Fund, through the custodian or a sub-custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, under the Master Repurchase Agreement, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at July 31, 2013.

(D) Distributions: It is the policy of the Fund to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Fund unless the shareholder has requested otherwise. Income earned by the Fund on weekends, holidays and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business.

(E) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended January 31, 2010 through January 31, 2013), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

20

Value Line Core Bond Fund

July 31, 2013

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(G) Security Transactions and Related Income: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for the amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Gains and losses realized on prepayments received on mortgage-related securities are recorded as interest income.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(H) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(I) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(J) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(K) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(L) Securities Lending: Under an agreement with State Street Bank & Trust (“State Street”), the Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Fund attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Fund has the right to use the collateral to offset the losses incurred. The lending fees received and the Fund’s portion of the interest income earned on the cash collateral are included in the Statement of Operations.

21

Value Line Core Bond Fund

Notes to Financial Statements (unaudited)

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

The Fund enters into joint repurchase agreements whereby its uninvested cash collateral from securities lending is deposited into a joint cash account with other funds managed by the investment adviser and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. There were no open joint repurchase agreements at July 31, 2013.

(M) Subsequent Events: On September 19, 2013, the Board of Directors of the Fund approved a plan to change the fiscal year end of the Fund from January 31 to December 31; the change will be effective December 31, 2013.

Management has evaluated all other subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure.

2. Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

22

Value Line Core Bond Fund

July 31, 2013

3. Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended
	July 31, 2013 (unaudited)	Year Ended January 31, 2013
Shares sold	270,476	452,862
Shares issued in connection with merger	14,453,737	—
Shares issued to shareholders in reinvestment of dividends	94,808	255,621
Shares redeemed	(2,067,721)	(1,222,950)
Net increase/(decrease)	12,751,300	(514,467)
Dividends per share from net investment income	$0.0351	$0.2531
Distributions per share from net realized gains	$—	$0.0040

4. Reorganization

On March 22, 2013, the Value Line Core Bond Fund (the “Surviving Fund”) acquired all of the assets and assumed the liabilities of the Value Line U.S. Government Securities Fund, Inc. (the “Acquired Fund”), in a tax-free exchange for Federal tax purposes, pursuant to a plan of reorganization (the “Reorganization”) approved by the Board of both Funds and shareholders of record of the Acquired Fund as of the applicable record date. All of the expenses incurred in connection with the Reorganization were paid by both the Acquired and Surviving Funds proportionately based on the Funds’ respective net assets. The total Reorganization costs are $172,439. The value of shares issued by the Surviving Fund is presented in the Statement of Changes in Net Assets. The following table sets forth the number of shares issued by the Surviving Fund, the net assets and unrealized appreciation or depreciation of the Acquired Fund immediately prior to the Reorganization, and the net assets of the Surviving Fund immediately prior to and after the Reorganization:

Date of` Reorganization	Surviving Fund	Shares Issued In Acquisition	Net Assets Before Reorganization	Net Assets After Reorganization
3-22-13	Value Line Core Bond Fund	14,453,737	$29,565,559	$102,961,637

Date of Reorganization	Acquired Fund	Shares Outstanding	Acquired Portfolio Net Assets	Acquired Portfolio Unrealized Depreciation
3-22-13	Value Line U.S Securities Government Fund, Inc.	6,308,486	$3,396,078	$1,483,441

23

Value Line Core Bond Fund

Notes to Financial Statements (unaudited)

Assuming the Reorganization had been completed on February 1, 2013, the beginning of the year for the Surviving Fund, the Surviving Fund’s pro forma results of operations for the period ended July 31, 2013 would have been as follows:

Net investment income	$1,144,752
Net loss on investments	$(3,296,374)
Net decrease in net assets from operations	$(3,368,993)

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Surviving Fund’s Statement of Operations since March 22, 2013.

5. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended
July 31, 2013
(unaudited)
PURCHASES:
U.S. Treasury & Government Agency Obligations	$8,905,429
Other Investment Securities	20,123,604
Total Purchases	$29,029,033
SALES:
U.S. Treasury & Government Agency Obligations	$24,846,246
Other Investment Securities	4,412,693
Total Sales	$29,258,939

6. Income Taxes

At July 31, 2013, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$92,839,648
Gross tax unrealized appreciation	$1,258,307
Gross tax unrealized depreciation	(2,685,036)
Net tax unrealized depreciation on investments	$(1,426,729)

7. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $196,636 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended July 31, 2013. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets during the period prior to any fee waivers. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Directors, to act as officers of the Fund and pays their salaries. Effective February 1, 2013, and renewed annually through June 30, 2014, the Adviser contractually agreed to waive 0.10% of the advisory fee. The fees waived amounted to $39,327 for the six months ended July 31, 2013. The Adviser has no right to recoup previously waived amounts.

24

Value Line Core Bond Fund

July 31, 2013

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $98,318 before fee waivers were accrued under the Plan for the six months ended July 31, 2013. Effective February 1, 2013, and renewed annually through June 30, 2014, the Distributor contractually agreed to reduce the 12b-1 fee by 0.05%. The fees waived amounted to $19,664 for the six months ended July 31, 2013. The Distributor has no right to recoup previously waived amounts.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At July 31, 2013, the officers and directors of the Fund as a group owned 2,744 shares, representing less than 1% of the outstanding shares.

25

Value Line Core Bond Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	July 31, 2013				Years Ended January 31,
	(unaudited)		2013		2012	2011		2010	2009
Net asset value, beginning of period	$5.07		$4.92		$4.95	$4.70		$3.89	$4.83
Income from investment operations:
Net investment income	0.03		0.26		0.29	0.30		0.28	0.32
Net gains or (losses) on securities (both realized and unrealized)	(0.16)		0.15		(0.03)	0.25		0.81	(0.95)
Total from investment operations	(0.13)		0.41		0.26	0.55		1.09	(0.63)
Redemption fees	—		0.00	(1)	0.00 (1)	0.00	(1)	0.00 (1)	0.00 (1)
Less distributions:
Dividends from net investment income	(0.04)		(0.26)		(0.29)	(0.30)		(0.28)	(0.31)
Distributions from net realized gains	—		(0.00	)(1)	—	—		—	—
Total distributions	(0.04)		(0.26)		(0.29)	(0.30)		(0.28)	(0.31)
Net asset value, end of period	$4.90		$5.07		$4.92	$4.95		$4.70	$3.89

Total return	(2.68	)%(2)	8.49%		5.48%	12.01%		28.92%	(13.42)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$91,961		$30,550		$32,203	$34,885		$37,787	$25,924
Ratio of expenses to average net assets(3)	1.16	%(4)	1.62%		1.55%	1.48	%(5)	1.56%	1.50%
Ratio of expenses to average net assets(6)	1.01	%(4)	1.32%		1.25%	1.13	%(7)	1.13%	0.98%
Ratio of net investment income to average net assets	1.18	%(4)	5.18%		5.95%	6.20%		6.51%	7.17%
Portfolio turnover rate	38	%(2)	103%		50%	42%		51%	39%

(1) (2)	Amount is less than $.01 per share. Not annualized.
(3)
Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.48% for the year ended January 31, 2009 and would have been unchanged for the other periods shown.

(4)	Annualized.
(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(6)	Ratio reflects expenses net of the custody credit arrangement and net of the waivers of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor.
(7)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.
26

Value Line Core Bond Fund

FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE OF
THE INVESTMENT ADVISORY AGREEMENT
FOR VALUE LINE CORE BOND FUND

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line Core Bond Fund (formerly, Value Line Aggressive Income Trust, the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), to annually consider the continuance of the Fund’s investment advisory agreement (“Agreement”) with its investment adviser, EULAV Asset Management.1

In considering whether the continuance of the Agreement was in the best interests of the Fund and its shareholders, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meeting specifically focused upon the review of the Agreement and at other meetings, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information regarding: (i) the investment performance of the Fund, including comparisons to a peer group of funds consisting of the Fund and all retail and institutional intermediate investment-grade debt funds, regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified and prepared by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) purchases and redemptions of the Fund’s shares; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser, including the Distributor); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee, transfer agent and custodian fees, Rule 12b-1 fee, and other non-management expenses, to those incurred by a peer group of funds consisting of the Fund and 13 other retail no-load intermediate investment-grade debt funds (excluding outliers), as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load intermediate investment-grade debt funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”).

1 For periods prior to December 23, 2010, the term “Adviser” means the Adviser’s predecessor entities that previously served as the Fund’s adviser, EULAV Asset Management, LLC and Value Line, Inc. (“VLI”). Likewise, for periods prior to December 23, 2010, the term “Distributor” refers to the predecessor entities of the Fund’s current distributor, EULAV Securities LLC (the “Distributor”), which included EULAV Securities, Inc. and Value Line Securities, Inc.

27

Value Line Core Bond Fund

In their executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser and the Distributor and their profitability from the services that have been performed for the Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; and (d) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The Board observed that there is a range of investment options available to shareholders of the Fund, including other mutual funds, and that the Fund’s shareholders have chosen to invest in the Fund.

The following summarizes matters considered by the Board in connection with its continuance of the Agreement. However, the Board did not identify any single factor as all-important or controlling, each Director may have weighed certain factors differently, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index during the period since the change in the Fund’s investment approach from a high yield fund to a core bond fund. For that period (December 3, 2012 through March 31, 2013), the Fund outperformed the Performance Universe average and the Lipper Index. The Board noted the prior performance of the Fund while it was managed as a high yield fund, but did not place much weight on that performance given the change in investment strategy.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio managers responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objectives and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board viewed favorably (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire, (ii) continuity of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive, (iii) the addition of a co-portfolio manager for the Fund in December 2012, and (iv) that the Adviser continues to receive the Value Line ranking systems without cost. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered the Adviser’s management fee under the Agreement relative to the management fee applicable to the funds in the Expense Group and Expense Universe averages, both before and after applicable fee waivers. The Board noted that a permanent reduction in the management fee, effective February 1, 2013, had been agreed between the Adviser and the Board. This change eliminated 0.25% of the Fund’s annual management fee rate of 0.75% with respect to the first $100 million of the Fund’s net assets, effectively implementing a management fee at an annual rate of 0.50% of net assets without regard to asset levels. The Board also considered the Fund’s non-permanent, contractual management fee waiver, which had been extended through June 30,
2014 in connection with the permanent reduction in management fee. This waiver is in an amount equal to 10 basis points of the Fund’s average daily net assets and cannot be changed during the contractual waiver period without the approval of the Board and the Adviser. Before giving effect to this fee waiver and fee waivers applicable to certain funds in the Expense Group, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was higher than that of the Expense Group average. After giving effect to applicable fee waivers, the Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was higher than that of the Expense Group median and the Expense Universe median. The Board noted that the Adviser bears the costs of providing fund accounting services for the Fund as part of the management fee. The Board was informed that the management fee rates for funds in the Expense Group and Expense Universe most likely did not include the provision of fund accounting services and, if it did, the Fund’s management fee rate would have compared more favorably. The Board concluded that the Fund’s management fee rate was satisfactory for the purpose of approving continuance of the Agreement.

Value Line Core Bond Fund

    The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Distributor and the Board agreed that the Distributor will extend the existing contractual waiver of a portion of the Fund’s Rule 12b-1 through June 30, 2014. This waiver effectively reduces the Fund’s Rule 12b-1 fee rate from 0.25% to 0.20% of the Fund’s average daily net assets. Such waiver cannot be changed during the contractual waiver period without the approval of the Board and the Distributor. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was higher than that of the Expense Group median and the Expense Universe median, after giving effect to fee waivers applicable to the Fund and certain funds in the Expense Group and Universe. The Board concluded that the average expense ratio was satisfactory for the purpose of approving continuance of the Agreement.

    Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Fund’s overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Fund, such as a more robust website. The Board reviewed the services provided by the Adviser and the Distributor in supervising the Fund’s third party service providers. Based on this review, the Board concluded that the nature, quality, cost, and extent of such other services provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to the Fund’s shareholders.

    Profitability. The Board considered the level of profitability of the Adviser and the Distributor with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring of the Adviser and Distributor in 2010 and certain actions taken during prior years. These actions included the reduction (voluntary in some instances, contractual or permanent in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds. The Board concluded that the profitability of the Adviser and the Distributor with respect to the Fund, including the financial results derived from the Fund’s Agreement, was within a range the Board considered reasonable.

Value Line Core Bond Fund

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and the Distributor from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of break points to the fee structure was not currently necessary.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser. The Board was informed by the Adviser that the Adviser does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Fund.

Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of the Agreement and at other meetings held during the past year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant and with the advice of independent counsel, the Board concluded that the rate at which the Fund pays a management fee to the Adviser under the Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that the Fund’s Agreement, and the management fee rate thereunder, is fair and reasonable and voted to continue the Agreement as in the best interest of the Fund and its shareholders.

Value Line Core Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Core Bond Fund

The Value Line Family of Funds

In 1950, Value Line started its first mutual fund. Since then, knowledgeable investors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what we are today – a diversified family of no-load mutual funds with a wide range of investment objectives – ranging from small, mid and large capitalization equities to taxable and tax-exempt fixed income. We also provide strategies that effectively combine both equities and fixed income, diligently taking into account the potential risk and reward of each investment.

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Core Bond Fund** seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Small Cap Opportunities Fund*** invests in U.S. common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

**	Formerly known as the Value Line Aggressive Income Trust.

***     Formerly known as the Value Line Emerging Opportunities Fund, Inc.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 5.  Audit Committee of Listed Registrants

 Not Applicable.

Item 6.  Investments

 Not Applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

 Not Applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

 Not Applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

 Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

 Not Applicable

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 30, 2013